COMMITMENTS	12 Months Ended
Dec. 31, 2019
COMMITMENTS [abstract]
Disclosure of commitments

38         COMMITMENTS

(a)           Capital commitments

As at December 31, 2019, the Group had the following capital commitments:

	2018	2019
	RMB’000	RMB’000

Contracted but not provided for	899,290	804,298

Authorized but not contracted for	1,765,710	1,178,032

A substantial amount of these commitments is related to the reform of stations or facilities relating to the existing railway lines of the Company, which would be financed by self-generated operating cash flow